UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/271-5885
                                Fax: 414/221-6966



VIA ELECTRONIC FILING
---------------------

June 8, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Lend Lease Funds
      File Nos. 333-90085; 811-09679

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Lend Lease Funds, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 6 which was filed with the Commission on June 1, 2004.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/Constance Dye Shannon
Senior Counsel